Long-Term Debt And Other Borrowings, Net - Summary of Debt Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Term Loan	$ 425,980	$ 308,968
Less—current portion	3,326	3,161
Less—equity component, net of accumulated amortization	15,517	0
Less – debt issuance cost	8,022	7,403
Total notes and debentures	399,115	298,404
Other Borrowings—Notes payable	0	0
Total Long-term debt and other borrowings	399,115	298,404
Term Loan - UBS [Member]
Debt Instrument [Line Items]
Term Loan	305,807	308,959
Term Loan - BNP Paribas [Member]
Debt Instrument [Line Items]
Term Loan	0	$ 9
Notes Under The Backstop Agreement [Member]
Debt Instrument [Line Items]
Term Loan	120,000
Other Borrowings [Member]
Debt Instrument [Line Items]
Term Loan	$ 173